CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Class A [Member]	Common Class B [Member]	Ordinary Shares [Member]	Ordinary Shares [Member] Common Class A [Member]	Ordinary Shares [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Treasury stock [Member]	Foreign currency translation adjustments [Member]	Unrealized gain on available-for- sale securities [Member]	Intra-entity foreign currency transaction loss [Member]	Parent [Member]	Retained Earnings [Member]	Noncontrolling Interests [Member]	Restatement Adjustment [Member]	Restatement Adjustment [Member] Parent [Member]	Restatement Adjustment [Member] Retained Earnings [Member]	Currently Reported [Member]	Currently Reported [Member] Ordinary Shares [Member]	Currently Reported [Member] Ordinary Shares [Member] Common Class A [Member]	Currently Reported [Member] Ordinary Shares [Member] Common Class B [Member]	Currently Reported [Member] Additional Paid-in Capital [Member]	Currently Reported [Member] Treasury stock [Member]	Currently Reported [Member] Foreign currency translation adjustments [Member]	Currently Reported [Member] Unrealized gain on available-for- sale securities [Member]	Currently Reported [Member] Intra-entity foreign currency transaction loss [Member]	Currently Reported [Member] Parent [Member]	Currently Reported [Member] Retained Earnings [Member]	Currently Reported [Member] Noncontrolling Interests [Member]
Beginning Balance at Dec. 31, 2015	$ 854,527			$ 12,234			$ 478,391	$ 0	$ (16,870)	$ 6,506	$ 0	$ (10,364)	$ 373,505	$ 761
Beginning Balance (in shares) at Dec. 31, 2015					70,736,679	24,336,650
Net (loss) profit for the year	(169,635)	$ (169,635)	$ (44,104)	0			0	0	0	0	0	0	(169,635)	0
Other comprehensive loss:
Foreign currency translation adjustments	(60,732)			0			0	0	(60,732)	0	0	(60,732)	0	0
Unrealized loss on available-for-sale securities	7,326			0			0	0	0	7,326	0	7,326	0	0
Foreign currency transaction losses	(6,996)			0			0	0	0	0	(6,996)	(6,996)	0	0
Amounts reclassified from accumulated other comprehensive income	(10,583)			0			0	0	0	(10,583)	0	(10,583)		0
Contribution by noncontrolling interests	(66)			0			0	0	0	0	0	0	0	(66)
Contribution from shareholder (Note 19(b))	154			0			154	0	0	0	0	0	0	0
Repurchase of treasury stock	(136,615)			0				(136,615)	0	0	0	0	0	0
Repurchase of treasury stock (in shares)					(7,065,058)
Share-based compensation	6,552			0			6,552	0	0	0	0	0	0	0
Excess tax benefits	470			0			470	0	0	0	0	0		0
Exercise of share options and vesting of unvested shares	3,423			47			3,376	0	0	0	0	0	0	0
Exercise of share options and vesting of unvested shares (in shares)					341,137
Ending Balance at Dec. 31, 2016	487,825			12,281			488,943	(136,615)	(77,602)	3,249	(6,996)	(81,349)	203,870	695
Ending Balance (in shares) at Dec. 31, 2016					64,012,758	24,336,650
Cumulative effect of adoption of ASC 606															$ 2,298		$ 2,298
Cumulative effect of adoption of ASU 2016-01 at Dec. 31, 2017															$ (163,785)	$ (163,785)	$ 163,785
Net (loss) profit for the year	21,704	21,707	5,971	0			0	0	0	0	0	0	21,704	0
Other comprehensive loss:
Foreign currency translation adjustments	56,571			0			0	0	56,571	0	0	56,571	0	0
Unrealized loss on available-for-sale securities	163,272			0			0	0	0	163,272	0	163,272	0	0
Foreign currency transaction losses	1,872			0			0	0	0	0	1,872	1,872	0	0
Amounts reclassified from accumulated other comprehensive income	(2,736)			0			0	0	0	(2,736)	0	(2,736)		0
Contribution by noncontrolling interests	(3)			0			0	0	0	0	0	0	0	(3)
Contribution from shareholder (Note 19(b))	159			0			159	0	0	0	0	0	0	0
Share-based compensation	7,218			0			7,218	0	0	0	0	0	0	0
Excess tax benefits	0			0			0	0	0	0	0	0		0
Exercise of share options and vesting of unvested shares	4,393			47			4,346	0	0	0	0	0	0	0
Exercise of share options and vesting of unvested shares (in shares)					347,304
Ending Balance at Dec. 31, 2017	740,275			12,328			500,666	(136,615)	(21,031)	163,785	(5,124)	137,630	225,574	692				$ 742,573	$ 12,328			$ 500,666	$ (136,615)	$ (21,031)	$ 0	$ (5,124)	$ (26,155)	$ 391,657	$ 692
Ending Balance (in shares) at Dec. 31, 2017					64,360,062	24,336,650														64,360,062	24,336,650
Net (loss) profit for the year	(114,909)	$ (114,911)	$ (31,511)	0			0	0	0	0	0	0	(114,911)	2
Other comprehensive loss:
Foreign currency translation adjustments	(46,648)			0			0	0	(46,648)	0	0	(46,648)	0	0
Unrealized loss on available-for-sale securities	1,493									1,493		1,493
Amounts reclassified from accumulated other comprehensive income	(1,493)									(1,493)		(1,493)
Loss on intra-entity foreign transactions of long-term investment nature	(3,034)			0			0	0	0	0	(3,034)	(3,034)	0	0
Contribution from shareholder (Note 19(b))	162			0			162	0	0	0	0	0	0	0
Repurchase of treasury stock (in shares)					(7,065,058)
Share-based compensation	14,082			0			14,082	0	0	0	0	0	0	0
Exercise of share options and vesting of unvested shares	2,974			82			2,892	0	0	0	0	0	0	0
Exercise of share options and vesting of unvested shares (in shares)					644,525
Ending Balance at Dec. 31, 2018	$ 595,200			$ 12,410			$ 517,802	$ (136,615)	$ (67,679)	$ 0	$ (8,158)	$ (75,837)	$ 276,746	$ 694
Ending Balance (in shares) at Dec. 31, 2018				24,336,650	65,004,587